Schedule of movements of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Beginning balance	$ 80,799	$ 37,898
Addition	116,156	43,804
Exchange rate effect	483	(903)
Ending balance	$ 197,438	$ 80,799